Income Taxes - Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income taxes, reconciliation, amount
Income tax computed at the statutory income tax rate	¥ 29,893,824	$ 4,274,760
Preferential tax rate differential	(9,598,681)	(1,372,593)
Non-deductible expenses	421,856	60,325
Interest and investment income, net	(3,308,795)	(473,152)
Valuation allowance movement	1,829,325	261,590
Income tax expenses	¥ 21,732,756	$ 3,107,743	¥ 20,266,781	¥ 11,849,904
Tax Jurisdiction of Domicile [Extensible Enumeration]	PRC	PRC
Income taxes, reconciliation, percent
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Tax effect of different tax rates in different jurisdictions			(6.60%)	(4.40%)
Preferential tax rate	(8.00%)	(8.00%)
Tax effect of non-deductible expenses	0.40%	0.40%	0.10%	0.40%
Tax effect of non-taxable income			(0.10%)	0.00%
Interest and investment income, net	(2.80%)	(2.80%)
Change in valuation allowance	1.50%	1.50%
Tax effect of preferential tax rates			(2.70%)	(4.20%)
Tax effect of tax rate changes on deferred taxes			0.20%	0.20%
Tax effect of additional deduction of research and development expenses			(0.50%)	(1.00%)
Change in valuation allowance			(0.10%)	0.50%
Effective tax rate	18.20%	18.20%	15.30%	16.50%
PRC
Income taxes, reconciliation, amount
Other foreign jurisdictions	¥ 662,187	$ 94,691
Income taxes, reconciliation, percent
Other foreign jurisdictions	0.50%	0.50%
Cayman Islands
Income taxes, reconciliation, amount
Statutory tax rate difference	¥ 1,984,409	$ 283,767
Income taxes, reconciliation, percent
Tax effect of different tax rates in different jurisdictions	1.70%	1.70%
Foreign
Income taxes, reconciliation, amount
Other foreign jurisdictions	¥ (151,369)	$ (21,645)
Income taxes, reconciliation, percent
Other foreign jurisdictions	(0.10%)	(0.10%)